ENE STAT SUP-1 022013
Statutory Prospectus Supplement dated February 20, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, Y and Investor Class shares of the Fund listed below:
Invesco Energy Fund
Effective February 21, 2013, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARY– Principal Investment Strategies of the Fund” in the prospectus:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in energy-related industries. The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.
     In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
     The Fund may invest up to 100% of its net assets in foreign securities of issuers doing business in energy-related industries. The Fund invests in issuers of all market capitalizations.
     Generally, the Fund’s investments are divided among the four main energy subsectors: (1) major oil issuers; (2) energy services issuers; (3) oil and gas exploration/production issuers; and (4) natural gas and logistic pipeline issuers. Portfolio weightings among these and other subsectors will be adjusted according to current economic conditions.
     The Fund can utilize derivative instruments, including call options. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.
     In selecting securities for the Fund, the portfolio manager uses fundamental, bottom-up analysis to look for companies trading at a discount to net asset value using long-term, constant commodity prices. The process helps to identify companies trading at low multiples of cash flow and earnings that provide a margin of safety when assessing downside risk. The qualitative focus of the process is centered on the quality of a company’s assets and management team. Growth in net asset value over time is an important factor for a company to continue to remain within the portfolio. Other key valuation criteria that the portfolio manager seeks in valuing stocks are return on capital employed, free cash flow generation and production growth.
     Layered on top of this process is a top-down approach that considers various macroeconomic factors in determining sector allocation within the Fund and helps assess the long-term commodity prices being used to model the individual companies. Worldwide economic activity, inflation, supply/demand dynamics and currency market dynamics are examples of macroeconomic factors that have a direct impact on long-term hydrocarbon demand trends.
     The portfolio manager will consider selling a security of an issuer if, among other things, (1) a security reaches its price target; (2) a fundamental change in the company’s business strategy occurs; or (3) a more attractive investment opportunity is identified.”
ENE STAT SUP-1 022013

ENE STAT SUP-1 022013
Effective February 21, 2013, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:
“Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Canada Ltd.

“Portfolio Manager	Title	Length of Service on the Fund
Norman MacDonald	Portfolio Manager	2013”
Effective February 21, 2013, the following information replaces in its entirety the information appearing under the heading “INVESTMENT OBJECTIVE(S), STRATEGIES, RISKS AND PORTFOLIO HOLDINGS – Objective(s) and Strategies” in the prospectus:
“The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
     The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in energy-related industries. The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.
     In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
     The Fund considers an issuer to be doing business in energy related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in energy related industries; (2) at least 50% of its total assets are devoted to producing revenues in energy related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within energy related industries. Companies in energy-related industries include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies and innovative energy technology companies.
     The Fund may invest up to 100% of its net assets in foreign securities of issuers doing business in energy-related industries. The Fund invests in issuers of all market capitalizations.
     Generally, the Fund’s investments are divided among the four main energy subsectors: (1) major oil issuers; (2) energy services issuers; (3) oil and gas exploration/production issuers; and (4) natural gas and logistic pipeline issuers. Portfolio weightings among these and other subsectors will be adjusted according to current economic conditions.
     The Fund can utilize derivative instruments, including call options. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.
     In selecting securities for the Fund, the portfolio manager uses fundamental, bottom-up analysis to look for companies trading at a discount to net asset value using long-term, constant commodity prices. The process helps to identify companies trading at low multiples of cash flow and earnings that provide a margin of safety when assessing downside risk. The qualitative focus of the process is centered on the quality of a company’s assets and management team. Growth in net asset value over time is an important factor for a company to continue to remain within the portfolio. Other key valuation criteria that the portfolio manager seeks in valuing stocks are return on capital employed, free cash flow generation and production growth.
     Layered on top of this process is a top-down approach that considers various macroeconomic factors in determining sector allocation within the Fund and helps assess the long-term commodity prices being used to model the individual companies. Worldwide economic activity, inflation, supply/demand dynamics and currency market dynamics are examples of macroeconomic factors that have a direct impact on long-term hydrocarbon demand trends.
ENE STAT SUP-1 022013

ENE STAT SUP-1 022013
     The portfolio manager will consider selling a security of an issuer if, among other things, (1) a security reaches its price target; (2) a fundamental change in the company’s business strategy occurs; or (3) a more attractive investment opportunity is identified.
     The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of, or in response to, adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.
     The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.”
Effective February 21, 2013, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – The Adviser(s)” in the prospectus:
“Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
     Invesco Canada Ltd. (Invesco Canada) serves as the Fund’s investment sub-adviser. Invesco Canada, an affiliate of the Adviser, is located at 5140 Yonge Street, Suite 800, Toronto, Ontario M2N 6X7, Canada. Invesco Canada is a leading Canadian investment management company. Invesco Canada has been managing assets since 1981. Invesco Canada is a manager of retail mutual funds, pooled funds, exchange-traded funds and separately managed accounts, with a diverse range of retail and institutional clients. Invesco Canada is responsible for the Fund’s day to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.
     Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning pending litigation can be found in the SAI.”
Effective February 21, 2013, the following information replaces in its entirety the information appearing in the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:
Fund Management – Portfolio Manager
“Investment decisions for the Fund are made by the investment management team at Invesco Canada. The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Norman MacDonald, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated Invesco Canada and/or its affiliates since 2008.
        More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of the prospectus.
        The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
ENE STAT SUP-1 022013

I-SEC-SUP-2 022013
Statutory Prospectus Supplement dated February 20, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:
Invesco Dividend Income Fund
Invesco Energy Fund
Invesco Technology Fund
Effective February 21, 2013, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – Invesco Energy Fund — Principal Investment Strategies of the Fund” in the prospectus:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in energy-related industries. The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.
     In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
     The Fund may invest up to 100% of its net assets in foreign securities of issuers doing business in energy-related industries. The Fund invests in issuers of all market capitalizations.
     Generally, the Fund’s investments are divided among the four main energy subsectors: (1) major oil issuers; (2) energy services issuers; (3) oil and gas exploration/production issuers; and (4) natural gas and logistic pipeline issuers. Portfolio weightings among these and other subsectors will be adjusted according to current economic conditions.
     The Fund can utilize derivative instruments, including call options. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.
     In selecting securities for the Fund, the portfolio manager uses fundamental, bottom-up analysis to look for companies trading at a discount to net asset value using long-term, constant commodity prices. The process helps to identify companies trading at low multiples of cash flow and earnings that provide a margin of safety when assessing downside risk. The qualitative focus of the process is centered on the quality of a company’s assets and management team. Growth in net asset value over time is an important factor for a company to continue to remain within the portfolio. Other key valuation criteria that the portfolio manager seeks in valuing stocks are return on capital employed, free cash flow generation and production growth.
     Layered on top of this process is a top-down approach that considers various macroeconomic factors in determining sector allocation within the Fund and helps assess the long-term commodity prices being used to model the individual companies. Worldwide economic activity, inflation, supply/demand dynamics and currency market dynamics are examples of macroeconomic factors that have a direct impact on long-term hydrocarbon demand trends.
     The portfolio manager will consider selling a security of an issuer if, among other things, (1) a security reaches its price target; (2) a fundamental change in the company’s business strategy occurs; or (3) a more attractive investment opportunity is identified.”
I-SEC-SUP-2 022013

I-SEC-SUP-2 022013
Effective February 21, 2013, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – Invesco Energy Fund — Management of the Fund” in the prospectus:
“Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Canada Ltd.

“Portfolio Manager	Title	Length of Service on the Fund
Norman MacDonald	Portfolio Manager	2013”
Effective February 21, 2013, the following information replaces in its entirety the information appearing under the heading “INVESTMENT OBJECTIVE(S), STRATEGIES, RISKS AND PORTFOLIO HOLDINGS – Invesco Energy Fund – Objective(s) and Strategies” in the prospectus:
“The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
     The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in energy-related industries. The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.
     In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
     The Fund considers an issuer to be doing business in energy related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in energy related industries; (2) at least 50% of its total assets are devoted to producing revenues in energy related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within energy related industries. Companies in energy-related industries include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies and innovative energy technology companies.
     The Fund may invest up to 100% of its net assets in foreign securities of issuers doing business in energy-related industries. The Fund invests in issuers of all market capitalizations.
     Generally, the Fund’s investments are divided among the four main energy subsectors: (1) major oil issuers; (2) energy services issuers; (3) oil and gas exploration/production issuers; and (4) natural gas and logistic pipeline issuers. Portfolio weightings among these and other subsectors will be adjusted according to current economic conditions.
     The Fund can utilize derivative instruments, including call options. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.
     In selecting securities for the Fund, the portfolio manager uses fundamental, bottom-up analysis to look for companies trading at a discount to net asset value using long-term, constant commodity prices. The process helps to identify companies trading at low multiples of cash flow and earnings that provide a margin of safety when assessing downside risk. The qualitative focus of the process is centered on the quality of a company’s assets and management team. Growth in net asset value over time is an important factor for a company to continue to remain within the portfolio. Other key valuation criteria that the portfolio manager seeks in valuing stocks are return on capital employed, free cash flow generation and production growth.
     Layered on top of this process is a top-down approach that considers various macroeconomic factors in determining sector allocation within the Fund and helps assess the long-term commodity prices being used to model the individual companies.
I-SEC-SUP-2 022013

I-SEC-SUP-2 022013
Worldwide economic activity, inflation, supply/demand dynamics and currency market dynamics are examples of macroeconomic factors that have a direct impact on long-term hydrocarbon demand trends.
     The portfolio manager will consider selling a security of an issuer if, among other things, (1) a security reaches its price target; (2) a fundamental change in the company’s business strategy occurs; or (3) a more attractive investment opportunity is identified.
     The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of, or in response to, adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.
     The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.”
Effective February 21, 2013, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – The Adviser(s)” in the prospectus:
“Invesco Advisers, Inc. (Invesco or the Adviser) serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
     Invesco Canada Ltd. (Invesco Canada) serves as Invesco Energy Fund’s investment sub-adviser. Invesco Canada, an affiliate of the Adviser, is located at 5140 Yonge Street, Suite 800, Toronto, Ontario M2N 6X7, Canada. Invesco Canada is a leading Canadian investment management company. Invesco Canada has been managing assets since 1981. Invesco Canada is a manager of retail mutual funds, pooled funds, exchange-traded funds and separately managed accounts, with a diverse range of retail and institutional clients. Invesco Canada is responsible for the Fund’s day to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.
     Pending Litigation. There is no material litigation affecting the Funds. Detailed information concerning pending litigation can be found in the SAI.”
Effective February 21, 2013, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Energy Fund” in the prospectus:
“Investment decisions for the Fund are made by the investment management team at Invesco Canada:
•	Norman MacDonald, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated Invesco Canada and/or its affiliates since 2008.”
I-SEC-SUP-2 022013

     GPM STAT SUP-1 022013
Statutory Prospectus Supplement dated February 20, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, Y and Investor Class shares of the Fund listed below:
Invesco Gold & Precious Metals Fund
Effective February 21, 2013, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARY– Principal Investment Strategies of the Fund” in the prospectus:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in exploring for mining, processing, or dealing and investing in gold and other precious metals such as silver, platinum and palladium, as well as diamonds (the gold and precious metals sector). The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.
     In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests up to 10% of its assets in gold bullion, which is counted toward the 80% investment requirement.
     The Fund may invest up to 100% of its net assets in foreign securities of issuers doing business in the gold and precious metals sector. The Fund invests in issuers of all market capitalizations.
     The Fund can utilize derivative instruments, including call options. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.
     In selecting securities for the Fund, the portfolio manager uses fundamental, bottom-up analysis to look for companies trading at a discount to net asset value using long-term, constant commodity prices. The process helps to identify companies trading at low multiples of cash flow and earnings that provide a margin of safety when assessing downside risk. The qualitative focus of the process is centered on the quality of a company’s assets and management team. Growth in net asset value over time is an important factor for a company to continue to remain within the portfolio. Other key valuation criteria that the portfolio manager considers in valuing stocks are return on capital employed, free cash flow generation and production growth.
     Layered on top of this process is a top-down approach that considers various macroeconomic factors in determining sector allocation within the Fund and helps assess the long-term commodity prices being used in modeling the individual companies. Worldwide economic activity, inflation, supply/demand dynamics and currency market dynamics are examples of macroeconomic factors that have a direct impact on short-term price fluctuations in the precious metals space.
     The portfolio manager will consider selling a security of an issuer if, among other things, (1) a security reaches its target price; (2) a fundamental change in the company’s business strategy occurs; or (3) a more attractive investment opportunity is identified.”
Effective February 21, 2013, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:
“Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Canada Ltd.

“Portfolio Manager	Title	Length of Service on the Fund
Norman MacDonald	Portfolio Manager	2013”
GPM STAT SUP-1 022013

     GPM STAT SUP-1 022013
Effective February 21, 2013, the following information replaces in its entirety the information appearing under the heading “INVESTMENT OBJECTIVE(S), STRATEGIES, RISKS AND PORTFOLIO HOLDINGS – Objective(s) and Strategies” in the prospectus:
“The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
     The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in exploring for mining, processing, or dealing and investing in gold and other precious metals such as silver, platinum and palladium, as well as diamonds (the gold and precious metals sector). The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.
     In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests up to 10% of its assets in gold bullion, which is counted toward the 80% investment requirement.
     The Fund considers an issuer to be doing business in the gold and precious metals sector if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in the gold and precious metals sector; (2) at least 50% of its total assets are devoted to producing revenues in the gold and precious metals sector; or (3) based on other available information, the portfolio manager determines that its primary business is within the gold and precious metals sector.
     The Fund may invest up to 100% of its net assets in foreign securities of issuers doing business in the gold and precious metals sector. The Fund invests in issuers of all market capitalizations.
     The Fund can utilize derivative instruments, including call options. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.
     In selecting securities for the Fund, the portfolio manager uses fundamental, bottom-up analysis to look for companies trading at a discount to net asset value using long-term, constant commodity prices. The process helps to identify companies trading at low multiples of cash flow and earnings that provide a margin of safety when assessing downside risk. The qualitative focus of the process is centered on the quality of a company’s assets and management team. Growth in net asset value over time is an important factor for a company to continue to remain within the portfolio. Other key valuation criteria that the portfolio manager considers in valuing stocks are return on capital employed, free cash flow generation and production growth.
     Layered on top of this process is a top-down approach that considers various macroeconomic factors in determining sector allocation within the Fund and helps assess the long-term commodity prices being used in modeling the individual companies. Worldwide economic activity, inflation, supply/demand dynamics and currency market dynamics are examples of macroeconomic factors that have a direct impact on short-term price fluctuations in the precious metals space.
     The portfolio manager will consider selling a security of an issuer if, among other things, (1) a security reaches its target price; (2) a fundamental change in the company’s business strategy occurs; or (3) a more attractive investment opportunity is identified.
     The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of, or in response to, adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.
     The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.”
GPM STAT SUP-1 022013

GPM STAT SUP-1 022013
Effective February 21, 2013, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – The Adviser(s)” in the prospectus:
“Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
     Invesco Canada Ltd. (Invesco Canada) serves as the Fund’s investment sub-adviser. Invesco Canada, an affiliate of the Adviser, is located at 5140 Yonge Street, Suite 800, Toronto, Ontario M2N 6X7, Canada. Invesco Canada is a leading Canadian investment management company. Invesco Canada has been managing assets since 1981. Invesco Canada is a manager of retail mutual funds, pooled funds, exchange-traded funds and separately managed accounts, with a diverse range of retail and institutional clients. Invesco Canada is responsible for the Fund’s day to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.
     Pending Litigation. Detailed information concerning pending litigation can be found in the SAI.”
Effective February 21, 2013, the following information replaces in its entirety the information appearing in the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:
“Investment decisions for the Fund are made by the investment management team at Invesco Canada. The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
Fund Management – Portfolio Manager
•	Norman MacDonald, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated Invesco Canada and/or its affiliates since 2008.
        More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of the prospectus.
        The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
GPM STAT SUP-1 022013